Fees Summary	Nov. 05, 2026 USD ($)
Fees Summary [Line Items]
Previously Paid Amount	$ 0.00
Total Fee Amount	2,421.84
Total Transaction Valuation	27,837,277.68
Total Offset Amount	0.00
Net Fee	$ 2,421.84
Offering Table N/A
Offset Table N/A	N/A